Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Major Related Parties that Transacted with the Group	Major related parties that transacted with the Group and their respective relationship to the Group are listed as below:
Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited

Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Li Ke	Director

Schedule of Amounts Due from Related Parties	(a) Amounts due from related parties
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Youche Jingpin	20	20	3
Shanghai Youcang	111	100	13
Jia Li	-	248	35
Bingyi Zhao	11	38	5
	142	406	56

Schedule of Amounts Due to Related Parties	(b) Amounts due to related parties
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Li Ke	4,170	-	-
Jia Li	582	-	-
Bingyi Zhao	673	291	40
Hangzhou Youyue	6	-	-
	5,431	291	40